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NICHOLAS DILORENZO nicholas.dilorenzo@dechert.com +1 617 728 7171 Direct +1 617 275 8370 Fax

April 27, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”)

File Nos. 033-17463 and 811-05344

Dear Sir or Madam:

On behalf of the William Blair Small Cap Value Fund (the “Fund”), a series of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund (Accession No. 0001193125-21-121353) on April 19, 2021.

No fees are required in connection with this filing. Please call me at (617) 728-7171 if you have any questions.

Very truly yours,

/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo